LONG-TERM DEBT AND CREDIT FACILITIES - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities
Balance at the beginning	$ 2,682.4	$ 1,710.0
Debt issued	588.1	1,297.6
Debt repayments	(960.0)	(340.0)
Interest paid	(53.2)	(52.4)
Payment of lease liabilities	(30.2)	(23.2)
Changes from financing cash flows	2,227.1	2,592.0
Other changes
Interest expense and accretion	69.0	68.2
Capitalized interest	108.9	66.5
Capitalized interest paid	(114.1)	(43.7)
Additions of lease liabilities	7.9	14.8
Other	(2.3)	(15.4)
Other changes	69.4	90.4
Balance at the end	2,296.5	2,682.4
Longterm Borrowings [Member]
Changes in liabilities arising from financing activities
Balance at the beginning	2,592.9	1,629.9
Debt issued	588.1	1,297.6
Debt repayments	(960.0)	(340.0)
Changes from financing cash flows	2,221.0	2,587.5
Other changes
Other	11.6	5.4
Other changes	11.6	5.4
Balance at the end	2,232.6	2,592.9
Lease liabilities
Changes in liabilities arising from financing activities
Balance at the beginning	47.6	54.8
Payment of lease liabilities	(30.2)	(23.2)
Changes from financing cash flows	17.4	31.6
Other changes
Interest expense and accretion	2.1	2.6
Additions of lease liabilities	7.9	14.8
Other	0.2	(1.4)
Other changes	10.2	16.0
Balance at the end	27.6	47.6
Accrued interest payable
Changes in liabilities arising from financing activities
Balance at the beginning	41.9	25.3
Interest paid	(53.2)	(52.4)
Changes from financing cash flows	(11.3)	(27.1)
Other changes
Interest expense and accretion	66.9	65.6
Capitalized interest	108.9	66.5
Capitalized interest paid	(114.1)	(43.7)
Other	(14.1)	(19.4)
Other changes	47.6	69.0
Balance at the end	$ 36.3	$ 41.9